Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Employee-related expenses	[1]	€ 201	€ 810
Charges, gains or losses on assets	[1],[2]	109	(27)
Costs of transformation programs	[1]	80	114
Other restructuring costs	[1]	40	163
Total	[1]	€ 430	€ 1,060	[3]

[1]	(a) Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]
(b) This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.

[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.